Prepayments and Premiums Under Operating Leases (Details) - Schedule of prepayment and premium under operating lease analyzed for reporting - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of prepayment and premium under operating lease analyzed for reporting [Abstract]
Current asset	$ 80,494	$ 75,318
Non-current asset	2,339,406	2,261,153
Total	$ 2,419,900	$ 2,336,471	$ 2,450,267